Average Annual Total Returns - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund	Dec. 30, 2023
Fidelity Global Equity Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.92%)
Past 5 years	6.84%
Past 10 years	9.13%
Fidelity Global Equity Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.18%)
Past 5 years	5.68%
Past 10 years	8.05%
Fidelity Global Equity Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.88%)
Past 5 years	5.31%
Past 10 years	7.32%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	5.61%
Past 10 years	8.38%